UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Commodity Return Strategy Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2008 (unaudited)

June 18, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 04/30/08

Fund & Benchmarks	Performance
Common[1]	14.22%
Class A1,2	14.01%
Class C1,2	13.58%
Dow Jones-AIG Commodity Index Total Return[3]	15.04%
S&P 500 Index[4]	(9.64)%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

Market Review: Commodities continue their upward climb

The semiannual period ended April 30, 2008, was a strong one for commodities.

The Fund seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones-AIG Commodity Index Total Return (the "DJ-AIG Index"). Between November 2007 and April 2008, the Index rose 15.04%, continuing the strong upward trend from the previous quarter. Every sector except for livestock rose, with energy, precious metals, and industrial metals returning more than 9%. The fund underperformed the DJ-AIG Index slightly due to a decrease in the value of certain collateral assets as well as transaction costs incurred in replicating the index components.

Continued supply shortages and disruptions, multiple Fed Funds rate cuts, and the falling U.S. Dollar all contributed to a broader move higher for commodities. Energy rose 24.02% and agriculture, driven by continued demand from China that overwhelmed both the weakness in U.S. demand and global shortages in mainstay food products, rose 18.69%. Precious metals rose 9.43% on a falling U.S. Dollar. Returns in industrial metals were mixed, with Zinc falling 21.20%, while Aluminum rose 11.50%.

The Energy sector was the top performer for the half, rising 24.02% on a total return basis, on the lower U.S. dollar and higher inflation expectations. Agriculture was also up strongly, rising 18.69% on strength from corn (+50.69%), soybean oil (+32.91%), and soybeans (+24.13%). Due to adverse weather conditions, corn production estimates dropped, leading to higher prices. The precious metals sector rose 9.43%, with silver up 13.55% and gold up 7.83%.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

While most sectors in the index were up with the exception of livestock (-10.97%), individual components did fall. The largest drops for the half came from zinc (-21.20%), nickel (-11.34%) and lean hogs (-15.76%). These industrial metals were lower due to expectations of excess supply combined with slowing demand, while lean hogs were affected by increased feed costs.

In the fixed income portion of the portfolio, holdings maintained a bias towards high quality short term assets, especially floating rate notes. The majority of these assets were able to take advantage of a Fed that continued to lower Fed Funds rates to 2.0% by the end of the period. The current semiannual period saw a continuation of the dislocation in credit markets resulting in a lack of liquidity and widening spreads. We remain confident in our fixed income positions in the current credit environment.

Strategic Review and Outlook: We expect further volatility in the market

We continue to anticipate volatility in the commodity markets for the next few months, and expect that the asset class will remain sensitive to economic conditions and U.S. monetary policy.

Commodities have historically demonstrated a positive correlation to changes in inflation expectations. During March, the perception that the U.S. Federal Reserve became more hawkish toward inflation seems to have lowered inflation expectations. We believe that further data from the Fed over the next few months may cause additional market volatility. Additionally, with a currently tight inventory balance in the grain and crude oil markets, key crop or inventory reports may cause further volatility in the commodity markets.

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The Index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the DJ-AIG Index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the Index, and each sector represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the Index and different sectors may represent different proportions of the Index.

The Fund seeks total return and is designed to replicate the performance of the DJ-AIG Index. The Fund gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-AIG Index and through investment in the Credit Suisse Cayman Commodity

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Fund I, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, swap agreements on the DJ-AIG Index and futures contracts on individual commodities or a subset of commodities and options on them.

The Fund has obtained a private letter ruling form the Internal Revenue Service (IRS) confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS concluded the income derived from the Fund's investment in its Subsidiary will constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity futures, commodity swaps or other similar positions.

The Credit Suisse Commodities Management Team

Kam T. Poon
Andrew Karsh
Christopher Burton
Andrew S. Lenskold

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should form only a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivatives' cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before you invest.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	Since Inception	Inception Date
Common Class	19.94%	14.08%	12/30/04
Class A Without Sales Charge	19.65%	13.79%	12/30/04
Class A With Maximum Sales Charge	16.07%	12.72%	12/30/04
Class C Without CDSC	18.74%	12.99%	12/30/04
Class C With CDSC	17.74%	12.99%	12/30/04

Average Annual Returns as of April 30, 20081

	1 Year	Since Inception	Inception Date
Common Class	23.47%	15.13%	12/30/04
Class A Without Sales Charge	23.20%	14.81%	12/30/04
Class A With Maximum Sales Charge	19.55%	13.77%	12/30/04
Class C Without CDSC	22.28%	14.00%	12/30/04
Class C With CDSC	21.28%	14.00%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was 10.55%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 12.58%.

3  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2008

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,142.20	$1,140.10	$1,135.80
Expenses Paid per $1,000*	$3.73	$5.05	$9.03
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,021.38	$1,020.14	$1,016.41
Expenses Paid per $1,000*	$3.52	$4.77	$8.52
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Sector Breakdown*
Corporate Obligations	34.7%
Structured Notes	27.2%
US Agency Obligations	21.7%
Wholly-Owned Subsidiary	8.2%
Variable Rate Corporate Obligations	4.4%
Asset Backed Securities	1.6%
Mortgage Backed Securities	1.5%
Certificates of Deposit	0.7%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
April 30, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (35.2%)
CORPORATES (35.2%)
	$27,500	Abbot Laboratories	(A-1+, P-1)	05/28/08	2.008	$27,459,163
	17,000	Anheuser-Busch Co.	(A-1+, P-1)	05/01/08	2.119	17,000,000
	27,500	Anheuser-Busch Co.	(A-1, P-1)	06/05/08	2.716	27,429,149
	40,000	Caterpillar, Inc.	(A-1, P-1)	05/02/08	2.291	39,997,489
	5,200	Coco-Cola Co.	(A-1, P-1)	06/06/08	2.645	5,186,584
	50,000	Coca-Cola Co.	(A-1, P-1)	06/13/08	2.187	49,872,771
	20,000	ConocoPhillips	(A-1, P-1)	05/01/08	2.281	20,000,000
	30,000	ConocoPhillips	(A-1, P-1)	05/06/08	2.721	29,991,042
	20,000	General Electric Co.	(A-1+, P-1)	05/07/08	2.661	19,992,500
	30,000	General Electric Co.	(A-1+, P-1)	06/27/08	2.441	29,886,950
	30,000	John Deere Bank S.A.	(A-1, P-1)	05/27/08	2.251	29,951,900
	1,200	Johnson & Johnson	(A-1+, P-1)	06/18/08	2.687	1,196,800
	4,500	Kimberly Clark Worldwide, Inc.	(A-1, P-1)	05/05/08	2.257	4,498,940
	10,000	Kimberly Clark Worldwide, Inc.	(A-1, P-1)	05/09/08	2.129	9,995,333
	15,500	Kimberly Clark Worldwide, Inc.	(A-1, P-1)	05/19/08	2.129	15,483,725
	17,000	National Rural Utilities Cooperative Finance Corp.	(A-1, P-1)	05/22/08	2.102	16,978,183
	13,000	National Rural Utilities Cooperative Finance Corp.	(A-1, P-1)	05/29/08	2.772	12,978,059
	1,000	Pepsi Co., Inc.	(A-1, P-1)	06/03/08	2.105	998,075
	9,000	Proctor and Gamble Co.	(A-1+, P-1)	05/09/08	2.179	8,995,800
	1,200	United Technologies	(A-1, P-1)	05/01/08	2.095	1,200,000
	30,000	United Technologies	(A-1, P-1)	05/02/08	2.163	29,998,200
TOTAL COMMERCIAL PAPER (Cost $399,090,663)						399,090,663
ASSET BACKED SECURITIES	(1.6%)
	45	Ace Securities Corp., Series 2003-0P1, Class A2#*	(AAA, Aaa)	12/25/33	3.255	36,286
	305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#*	(AAA, Aaa)	09/25/33	3.235	265,299
	10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#*	(AAA, Aaa)	03/25/34	3.445	9,099
	53	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#*	(BB, Baa3)	03/15/30	2.966	37,234
	41	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#*	(A-, A3)	05/15/35	2.896	23,241
	29	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#*	(AAA, Aaa)	06/25/34	3.185	24,387
	60	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#*	(AAA, Aaa)	07/25/34	3.305	37,287
	10,619	Interstar Millennium Trust, Rule 144A Series 2006-2GA, Class A1‡#	(AAA, Aaa)	05/27/08	2.866	10,595,403
	87	MSDWCC Heloc Trust, Series 2005-1, Class A#*	(AAA, Aaa)	07/25/17	3.085	68,793
	133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#*	(AAA, Aaa)	06/25/33	3.195	104,289
	36	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#*	(AAA, Aaa)	05/25/35	3.165	30,513
	7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#*	(AA-, Aa2)	12/15/08	2.850	6,882,400
TOTAL ASSET BACKED SECURITIES (Cost $18,426,059)						18,114,231

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITY (1.6%)
$17,692	Paragon Mortgages PLC, Series 12A, Class A1# (Cost $17,691,904)	(AAA, Aaa)	05/15/08	2.706	$17,680,762
CERTIFICATES OF DEPOSIT (0.7%)
Banks (0.7%)
8,000	Wachovia Bank NA, Notes# (Cost $8,000,000)	(AA, Aa1)	01/12/09	2.920	7,983,117
STRUCTURED NOTES (27.7%)
53,600	AIG: Commodity Index Linked Notes Rule 144A‡#	(A-1+, P-1)	12/08/08	2.840	76,398,760
48,500	AIG: Commodity Index Linked Notes Rule 144A‡#	(A-1+, P-1)	01/29/09	2.763	78,163,085
22,000	Barclays Bank PLC: Commodity Index Linked Notes Rule 144A‡#	(A-1+, P-1)	11/25/08	2.863	33,691,680
6,500	Barclays Bank PLC: Commodity Index Linked Notes Rule 144A‡#	(A-1+, P-1)	01/20/09	2.714	9,658,584
26,500	Commonwealth Bank of Australia: Commodity Index Linked Notes Rule 144A‡#	(AAA, Aaa)	03/11/09	2.839	34,121,930
2,700	Merrill Lynch & Company, Inc.: Commodity Index Linked Notes Rule 144A‡#	(AAA, Aa3)	02/17/09	2.666	3,900,933
6,300	Merrill Lynch & Company, Inc.: Commodity Index Linked Notes Rule 144A‡#	(AAA, Aa3)	04/28/09	2.886	6,465,690
19,500	Morgan Stanley: Commodity Index Linked Notes Rule 144A‡#	(A-1, P-1)	11/17/08	2.484	30,617,925
28,500	Natixis Financial Products, Inc.: Commodity Index Linked Notes Rule 144A‡#	(A-1+, P-1)	12/08/08	2.820	40,566,045
TOTAL STRUCTURED NOTES (Cost $214,100,000)					313,584,632
VARIABLE RATE CORPORATE OBLIGATIONS (4.5%)
10,000	Axon Financial Funding LLC, Rule 144A Series MTN, Notes‡#ø*	(D, B2)	06/16/08	2.858	6,900,000
12,500	Axon Financial Funding LLC, Rule 144A Series MTN, Notes‡#ø*	(D, B2)	06/20/08	4.939	8,625,000
12,229	Cheyne Finance LLC, Rule 144A, Series MTN, Notes‡#ø*	(D, B2)	05/20/08	3.030	6,726,221
16,000	Procter & Gamble International Funding SCA#	(AA-, Aa3)	08/19/09	3.290	16,001,712
18,000	Stanfield Victoria Funding LLC, Rule 144A, Series MTN, Notes‡#ø*	(D, B2)	09/25/09	2.629	12,420,000
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $68,728,947)					50,672,933
UNITED STATES AGENCY OBLIGATIONS (22.1%)
330	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/08	2.168	329,428
49,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/01/08	1.750	49,600,000
44,515	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	05/02/08	2.162	44,511,736
15,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	05/14/08	1.820	14,988,896
45,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	05/30/08	2.168	44,915,900
49,310	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	06/11/08	1.892	49,192,628
43,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	06/18/08	2.167	42,879,600
3,800	Freddie Mac Discount Notes	(AAA, Aaa)	09/08/08	2.050	3,772,762
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $250,189,061)					250,190,950

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

Number of Shares				Value
SHORT-TERM INVESTMENTS (16.1%)
182,733,938	State Street Navigator Prime Portfolio§§			$182,733,938
Par (000)		Maturity	Rate%
$181	State Street Bank and Trust Co. Euro Time Deposit	05/01/08	1.100	181,000
TOTAL SHORT-TERM INVESTMENTS (Cost $182,914,938)				182,914,938
Number of Shares
WHOLLY-OWNED SUBSIDIARY (8.3%)
5,960,132	Credit Suisse Cayman Commodity Fund I, Ltd. (Cost $78,602,348)			93,740,360
TOTAL INVESTMENTS AT VALUE (117.8%) (Cost $1,237,743,920)				1,333,972,586
LIABILITIES IN EXCESS OF OTHER ASSETS (-17.8%)				(201,666,266)
NET ASSETS (100.0%)				$1,132,306,320

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2008.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $358,851,256 or 31.7% of net assets.

*  Securities considered illiquid. The total value of such securities as of April 30, 2008 was $42,190,049 or 3.7% of net assets.

ø  Bond is currently in default.

§  Security or a portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $182,733,938 (Cost $1,159,141,572) (Note 2)	$1,240,232,226[1]
Investments in wholly-owned subsidiary at value (Cost $78,602,348)	93,740,360
Cash	476
Receivable for fund shares sold	5,447,496
Interest receivable	2,401,433
Prepaid expenses	122,511
Total Assets	1,341,944,502
Liabilities
Advisory fee payable (Note 3)	391,409
Administrative services fee payable (Note 3)	101,509
Distribution fee payable (Note 3)	80,258
Payable upon return of securities loaned (Note 2)	182,733,938
Payable for investments purchased	24,883,146
Payable for fund shares redeemed	876,402
Trustees' fee payable	8,544
Other accrued expenses payable	562,976
Total Liabilities	209,638,182
Net Assets
Capital stock, $.001 par value (Note 6)	83,429
Paid-in capital (Note 6)	949,104,384
Undistributed net investment income	1,025,426
Accumulated net realized gain from investments, futures contracts and swap contracts	85,864,415
Net unrealized appreciation from investments	96,228,666
Net Assets	$1,132,306,320
Common Shares
Net assets	$823,849,493
Shares outstanding	60,680,747
Net asset value, offering price, and redemption price per share	$13.58
A Shares
Net assets	$286,914,121
Shares outstanding	21,158,573
Net asset value and redemption price per share	$13.56
Maximum offering price per share (net asset value/(1-3.00%))	$13.98
C Shares
Net assets	$21,542,706
Shares outstanding	1,588,756
Net asset value and offering price per share	$13.56

1  Including $179,036,267 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Operations
For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$15,909,022
Securities lending	193,446
Total investment income	16,102,468
Expenses
Investment advisory fees (Note 3)	2,454,332
Administrative services fees (Note 3)	584,131
Distribution fees/Shareholder services (Note 3)
Class A	362,936
Class C	94,227
Transfer agent fees (Note 3)	718,674
Printing fees (Note 3)	151,729
Legal fees	55,357
Audit and tax fees	46,569
Registration fees	38,548
Custodian fees	23,027
Commitment fees (Note 4)	14,292
Trustees' fees	8,874
Insurance expense	5,638
Miscellaneous expense	7,801
Total expenses	4,566,135
Less: fees waived (Note 3)	(672,907)
Net expenses	3,893,228
Net investment income	12,209,240
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized gain from investments	84,159,300
Net realized gain from futures contracts	1,776,155
Net change in unrealized appreciation (depreciation) from investments	34,269,963
Net change in unrealized appreciation (depreciation) from futures contracts	(70,980)
Net realized and unrealized gain from investments and futures contracts	120,134,438
Net increase in net assets resulting from operations	$132,343,678

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income	$12,209,240	$24,681,797
Net realized gain from investments, futures contracts and swap contracts	85,935,455	22,015,231
Net change in unrealized appreciation (depreciation) from investments and futures contracts	34,198,983	48,297,606
Net increase in net assets resulting from operations	132,343,678	94,994,634
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(11,299,191)	(12,873,942)
Class A shares	(4,613,935)	(8,568,702)
Class C shares	(228,583)	(430,022)
Distributions from net realized gains
Common Class shares	(2,783,387)	—
Class A shares	(1,267,330)	—
Class C shares	(83,565)	—
Net decrease in net assets resulting from dividends and distributions	(20,275,991)	(21,872,666)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	405,473,285	551,311,516
Reinvestment of dividends and distributions	11,940,630	13,112,237
Net asset value of shares redeemed	(214,886,404)[1]	(183,401,584)[2]
Net increase in net assets from capital share transactions	202,527,511	381,022,169
Net increase in net assets	314,595,198	454,144,137
Net Assets
Beginning of period	817,711,122	363,566,985
End of period	$1,132,306,320	$817,711,122
Undistributed net investment income	$1,025,426	$4,957,895

1  Net of $25,389 of redemption fees retained by the Fund.

2  Net of $26,955 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,		For the Period Ended
	(unaudited)	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$12.16	$10.98	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.16	0.50	0.48	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	1.54	1.11	0.05	1.39
Total from investment operations	1.70	1.61	0.53	1.62
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.43)	(0.40)	(0.15)
Distributions from net realized gains	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.28)	(0.43)	(1.02)	(0.15)
Net asset value, end of period	$13.58	$12.16	$10.98	$11.47
Total return[4]	14.22%	15.07%	4.72%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$823,849	$537,211	$125,613	$48,207
Ratio of expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%[5]
Ratio of net investment income to average net assets	2.56%[5]	4.37%	4.29%	2.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%[5]	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	49%	32%	60%	—

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,		For the Period Ended
	(unaudited)	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$12.15	$10.97	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.15	0.46	0.45	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	1.52	1.13	0.06	1.36
Total from investment operations	1.67	1.59	0.51	1.59
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.41)	(0.37)	(0.14)
Distributions from net realized gains	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.26)	(0.41)	(0.99)	(0.14)
Net asset value, end of period	$13.56	$12.15	$10.97	$11.45
Total return[4]	14.01%	14.80%	4.51%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$286,914	$263,657	$223,377	$108,431
Ratio of expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%[5]
Ratio of net investment income to average net assets	2.37%[5]	4.13%	4.04%	2.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%[5]	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	49%	32%	60%	—

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,		For the Period Ended
	(unaudited)	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$12.15	$10.97	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.10	0.38	0.37	0.17
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	1.52	1.12	0.06	1.36
Total from investment operations	1.62	1.50	0.43	1.53
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.32)	(0.27)	(0.10)
Distributions from net realized gains	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.21)	(0.32)	(0.89)	(0.10)
Net asset value, end of period	$13.56	$12.15	$10.97	$11.43
Total return[4]	13.58%	13.94%	3.78%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,543	$16,843	$14,577	$5,094
Ratio of expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%[5]
Ratio of net investment income to average net assets	1.62%[5]	3.38%	3.29%	1.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%[5]	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	49%	32%	60%	—

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Dow Jones-AIG Commodity Index ("DJ-AIG Index") through investing in structured notes designed to track the performance of the DJ-AIG Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-AIG Index produce Qualifying Income. In addition, the Fund may, through its investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly owned and controlled Cayman Islands subsidiary, ("the Subsidiary"), seek to track the performance of the DJ-AIG Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies, or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2008, the Fund had no open futures contracts.

H) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

I) COMMODITY INDEX-LINKED NOTES — The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/(losses). These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2008, the value of these securities comprised 27.7% of the Fund's net assets and resulted in unrealized appreciation of $99,484,632.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,293,263 of which $1,050,484 was rebated to borrowers (brokers). The Fund retained $193,446 in income from the cash collateral investment, and SSB, as lending agent, was paid $49,333. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2008, investment advisory fees earned and voluntarily waived were $2,454,332, and $672,907, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2008, co-administrative services fees earned by CSAMSI were $441,780.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $142,351.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2008, the Fund reimbursed Credit Suisse $101,804, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2008, CSAMSI and its affiliates advised the Fund that they retained $46,314 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid $21,631 for its services to the Fund.

Investment in Cayman Commodity Fund I, Ltd. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and the Fund's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. will no longer serve as administrative agent and syndication agent to the credit facility. At April 30, 2008 and during the six months ended April 30, 2008, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investment Securities	US Government/ Agency Obligations
Purchases	$223,500,000	$1,580,472,733
Sales	198,641,241	1,426,510,106

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,237,743,920, $114,626,245, $(18,397,579) and $96,228,666, respectively.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	24,723,445	$318,470,328	41,541,341	$464,481,723
Shares issued in reinvestment of dividends and distributions	565,904	6,850,843	488,122	5,541,458
Shares redeemed	(8,771,657)	(116,134,849)	(9,307,774)	(104,766,033)
Net increase	16,517,692	$209,186,322	32,721,689	$365,257,148
	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	6,370,199	$82,255,780	7,371,567	$82,558,505
Shares issued in reinvestment of dividends and distributions	396,077	4,812,220	638,684	7,195,122
Shares redeemed	(7,309,580)	(96,416,671)	(6,679,490)	(74,634,940)
Net increase (decrease)	(543,304)	$(9,348,671)	1,330,761	$15,118,687
	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	364,539	$4,747,177	379,240	$4,271,288
Shares issued in reinvestment of dividends and distributions	22,995	277,567	33,338	375,657
Shares redeemed	(185,219)	(2,334,884)	(355,487)	(4,000,611)
Net increase	202,315	$2,689,860	57,091	$646,334

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	30%
Class A	2	68%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Credit Suisse Commodity Return Strategy Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.25% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied and performance achieved in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  As the Contractual Advisory Fee was among the lowest in the Expense Group and the Net Advisory Fee was the lowest of the Expense Group, the Board considered the fees to be reasonable.

•  The Fund's returns for the one- and two- year periods were the second highest in the Performance Group, but was below most of the funds in the Performance Universe. The Board noted that the Performance Group was limited to funds that, like the Fund, invested primarily in commodity-related investments, while the Performance Universe was composed of all retail and institutional diversified equity funds, not just commodity funds.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee and Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
CAYMAN COMMODITY FUND I, LTD.

Credit Suisse Cayman Commodity Fund I, Ltd.
Schedule of Investments
April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
GOVERNMENT AGENCY (94.5%)
$10,000	Federal Home Loan Bank Discount Notes	(AAA, aaa)	09/30/08	2.16	$9,932,986
500	Federal Home Loan Bank Discount Notes	(AAA, aaa)	10/20/08	2.19	494,863
9,500	Federal Home Loan Bank Discount Notes	(AAA, aaa)	10/24/08	2.20	9,400,145
2,750	Federal Home Loan Bank Discount Notes	(AAA, aaa)	05/09/08	1.90	2,748,839
2,100	Federal Home Loan Bank Discount Notes	(AAA, aaa)	05/16/08	2.07	2,098,214
10,100	Federal Home Loan Bank Discount Notes	(AAA, aaa)	06/11/08	2.07	10,075,959
10,000	Federal Home Loan Mortgage Discount Notes	(AAA, aaa)	08/25/08	2.15	9,938,456
1,300	Federal Home Loan Mortgage Discount Notes	(AAA, aaa)	08/22/08	2.16	1,289,305
10,500	Federal Home Loan Mortgage Discount Notes	(AAA, aaa)	09/25/08	2.18	10,410,391
600	Federal Home Loan Mortgage Discount Notes	(AAA, aaa)	09/29/08	2.11	594,765
1,400	Federal Home Loan Mortgage Discount Notes	(AAA, aaa)	10/20/08	2.14	1,386,020
3,700	Federal Home Loan Mortgage Discount Notes	(AAA, aaa)	12/31/08	2.24	3,647,588
10,000	Federal National Mortgage Association	(AAA, aaa)	10/15/08	2.14	9,902,584
1,200	Federal National Mortgage Association	(AAA, aaa)	05/30/08	1.98	1,197,922
10,000	Federal National Mortgage Association	(AAA, aaa)	06/18/08	2.15	9,974,000
1,500	Federal National Mortgage Association	(AAA, aaa)	07/02/08	2.15	1,493,593
4,000	Federal National Mortgage Association	(AAA, aaa)	07/23/08	2.08	3,981,002
TOTAL GOVERNMENT AGENCY (Cost $88,566,632)					88,566,632
SHORT-TERM INVESTMENT (0.2%)
212	State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 5/01/08 (Cost $212,000)				212,000
TOTAL INVESTMENTS AT VALUE (94.7%) (Cost $88,778,632)					88,778,632
OTHER ASSETS IN EXCESS OF LIABILITIES (5.3%)					4,961,728
NET ASSETS (100.0%)					$93,740,360

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Services, Inc. ("Moody's") are unaudited.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets
Investments at value (Cost $88,778,632) (Note 2)	$88,778,632
Cash	230
Variation margin receivable (Note 2)	13,981,257
Interest receivable	11
Other assets	41,923
Total Assets	102,802,053
Liabilities
Unrealized depreciation on open swap contracts	9,019,900
Other accrued expenses payable	41,793
Total Liabilities	9,061,693
Net Assets
Par value of participating shares (Note 4)	5,960
Paid-in capital (Note 4)	78,394,040
Accumulated net investment income	260,847
Accumulated net realized gain on investments, futures contracts and swap contracts	21,245,928
Net unrealized depreciation on investments, futures contracts and swap contracts	(6,166,415)
Net Assets	$93,740,360
Shares Outstanding	5,960,132
Net asset value, redemption price per share and offering price per share	$15.73

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Operations
For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$250,124
Total investment income	250,124
Expenses
Administration Expense (Note 3)	7,136
Audit fees	12,240
Total expenses	19,376
Less: fees reimbursed (Note 3)	(19,376)
Net expenses	—
Net investment income	250,124
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	801
Net realized loss from futures contracts	(1,730,550)
Net realized gain from swap contracts	22,410,060
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(6,397,190)
Net realized and unrealized gain from investments, futures contracts and swap contracts	14,283,121
Net increase in net assets resulting from operations	$14,533,245

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Period Ended October 31, 2007[1]
From Operations
Net investment income	$250,124	$10,723
Net realized gain from investments, futures contracts and swap contracts	20,680,311	565,617
Net change in unrealized appreciation from futures contracts	(6,397,190)	230,775
Net increase in net assets resulting from operations	14,533,245	807,115
From Capital Transactions (Note 4)
Proceeds from sale of shares	77,000,008	7,500,000
Net asset value of shares redeemed	—	(6,100,008)
Net increase in net assets from capital share transactions	77,000,008	1,399,992
Net increase in net assets	91,533,253	2,207,107
Net Assets
Beginning of period	2,207,107	—
End of period (including accumulated net investment income of $260,847, and $10,723, respectively)	$93,740,360	$2,207,107

1  For the period September 27, 2007 (commencement of operations) through October 31, 2007.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") is organized as a Cayman Islands Company. The fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of April 30, 2008, 100% of the Fund's participating shares was owned by Credit Suisse Commodity Return Strategy Fund.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2008, the Fund had the following open futures contracts:

Contract Description	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	$(1,054,409)
Agriculture	$2,236,544
$1,182,135
Contracts to Sell
Energy	$3,598,452
Agriculture	$(1,927,102)
$1,671,350
Net unrealized appreciation	$2,853,485

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

E) USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

in net realized gains/losses on swap contracts transactions. At April 30, 2008 the Fund had the following outstanding swap contracts:

Currency		Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Deliverable on Default	Unrealized Appreciation/ (Depreciation)
USD	$	56,491,677	05/28/08	AIG	Non-Deliverable Receive	Total Return Swap	$(1,425,592)
USD	$	320,155,825	05/28/08	AIG	Receive	Non-Deliverable Total Return Swap	(7,534,117)
USD	$	18,000,000	05/28/08	AIG	Receive	Non-Deliverable Total Return Swap	(60,191)
							$(9,019,900)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Commodity Return Strategy Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the six months ended April 30, 2008, Credit Suisse voluntarily reimbursed the Fund $19,376 in Fund expenses. Reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB currently receives a fee based on the Fund's average daily net assets. For the six months ended April 30, 2008, administrative services fees earned by SSB were $7,136.

Note 4. Capital Share Transactions

The Fund issued 750,000 participating shares for $7,500,000 on September 27, 2007 in conjunction with the initial capitalization of the Fund.

Capital transactions were as follows:

	For the Six Months Ended April 30, 2008 (unaudited)		For the Period Ended October 31, 2007[1]
	Shares	Value	Shares	Value
Shares sold	5,799,897	$77,000,008	750,000	$7,500,000
Shares redeemed	—	—	(589,765)	(6,100,008)
Net increase	5,799,897	$77,000,008	160,235	$1,399,992

1  For the period from September 27, 2007 (commencement of operations) to October 31, 2007.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended April 30, 2008 and the period ended October 31, 2007, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. The calculation has not been annualized for reporting purposes:

	For the Six Months Ended April 30, 2008 (unaudited)	For the Period Ended October 31, 2007[1] (unaudited)
Total Return	14.20%	37.70%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during this period. The calculations have been annualized for reporting purposes:

	For the Six Months Ended April 30, 2008	For the Period Ended October 31, 2007[1]
Ratio to Average Net Assets:
Net investment income	1.03%	4.91%
Total expenses (before expense reimbursement)	0.04%	15.87%
Total expenses (after expense reimbursement)	0.00%	0.00%

1  For the period from September 27, 2007 (commencement of operations) through October 31, 2007.

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 7. Recent Accounting Pronouncements

return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 8, 2008